INCOME TAXES (Schedule of Reconciliation of Effective Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Net loss before provision for income taxes	$ (31,204)	$ (13,164)	$ (29,770)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	(7,801)	(3,291)	(7,443)
Entertainment expenses exceeded the tax limit	299	321	315
Goodwill impairment			5,153
Tax effect of tax losses not recognized	10	346	2,791
Tax effect of deductible temporary difference not recognized	1,831	1,972	1,425
Changes in valuation allowance	4,068	(571)	(471)
Effect of preferential tax rates granted to PRC entities	1,209	(1,079)	(675)
Effect of income tax rate difference in other jurisdictions	814	589	1,398
Income tax (benefits)/expenses	$ 430	$ (1,713)	$ 2,493
Effective tax rates	(1.40%)	13.00%	(8.40%)